Acquisitions and divestments - Other intangible assets (Detail) € in Millions	4 Months Ended
Dec. 31, 2020 EUR (€)
Acquisitions and divestments [Line Items]
Identifiable intangible assets recognised as of acquisition date	€ 160
Intact Vascular [member]
Acquisitions and divestments [Line Items]
Identifiable intangible assets recognised as of acquisition date	169
Other intangible assets	169
Intact Vascular [member] | Other assets [member]
Acquisitions and divestments [Line Items]
Identifiable intangible assets recognised as of acquisition date	€ 9
Technology-based intangible assets [member] | Intact Vascular [member]
Acquisitions and divestments [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	14 years
Other intangible assets [member] | Intact Vascular [member]
Acquisitions and divestments [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	14 years